CASH AND BORROWINGS	12 Months Ended
Dec. 31, 2020
CASH AND BORROWINGS
CASH AND BORROWINGS

15 Cash and borrowings

15.1 Net debt

Net debt comprises borrowings and credit balances on currency swaps less cash at bank.

	2020	2019
	$ million	$ million
Bank overdrafts, borrowings and loans due within one year	279	26
Long-term bank borrowings	930	851
Corporate bond	992	–
Private placement notes	1,285	1,000
Borrowings	3,486	1,877
Cash at bank	(1,762)	(277)
Credit balance on derivatives – interest rate swaps	(2)	–
Net debt	1,722	1,600
Non-current lease liabilities	146	124
Current lease liabilities	58	46
Net debt including lease liabilities	1,926	1,770

Group financial statements continued

Notes to the Group accounts continued

15 Cash and borrowings continued

Borrowings are repayable as follows:

	Within	Between	Between	Between	Between
	one year or	one and	two and	three and	four and	After
	on demand	two years	three years	four years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2020
Bank loans	1	604	326	–	–	–	931
Bank overdrafts	11	–	–	–	–	–	11
Corporate bond	–	–	–	–	–	992	992
Private placement notes	267	125	105	430	–	625	1,552
Lease liabilities[1]	58	44	30	21	15	47	215
	337	773	461	451	15	1,664	3,701
At 31 December 2019
Bank loans	6	553	–	298	–	–	857
Bank overdrafts	20	–	–	–	–	–	20
Private placement notes	–	265	125	105	430	75	1,000
Lease liabilities[1]	46	39	30	20	14	37	186
	72	857	155	423	444	112	2,063

1	The lease liabilities presented above of $215m (2019: $186m) are on an undiscounted basis. The lease liabilities on a discounted basis, as outlined on the prior page, are $204m (2019: $170m).

15.2 Liquidity risk exposures

The Board has established a set of policies to manage funding and currency risks. The Group uses derivative financial instruments only to manage the financial risks associated with underlying business activities and their financing. Liquidity risk is the risk that the Group is not able to settle or meet its obligations on time or at a reasonable price. The Group’s policy is to ensure that there is sufficient funding and facilities in place to meet foreseeable borrowing requirements. The Group manages and monitors liquidity risk through regular reporting of current cash and borrowing balances and periodic preparation and review of short and medium-term cash forecasts, having regard to the maturities of investments and borrowing facilities. The Group has available committed facilities of $4.5bn (2019: $2.9bn). During 2020, the Group issued its first corporate bond, in the form of $1bn (before expenses and underwriting discounts) of notes bearing an interest rate of 2.032% repayable in 2030. Euro term loans of €492m have been extended from May 2021 to mature in May 2022.

The interest payable on borrowings under committed facilities is either at fixed or floating rates. Floating rates are typically based on the LIBOR (or other reference rate) relevant to the term and currency concerned. The Company is subject to financial covenants under its private placement agreements. The financial covenants are tested at the end of each half year for the 12 months ending on the last day of the testing period. As of 31 December 2020 the Company was in compliance with these covenants. The facilities are also subject to customary events of default, none of which are currently anticipated to occur.

The Group’s committed facilities at 31 December 2020 are:

Facility	Date due
$75 million 3.23% Senior Notes	January 2021
$190 million 2.97% Senior Notes	November 2021
$75 million 3.46% Senior Notes	January 2022
€223 million bilateral, term loan facility	May 2022
€269 million bilateral, term loan facility	May 2022
$50 million 3.15% Senior Notes	November 2022
€265 million bilateral, term loan facility	April 2023
$105 million 3.26% Senior Notes	November 2023
$100 million 3.89% Senior Notes	January 2024
$305 million 3.36% Senior Notes	November 2024
$25 million Floating Rate Senior Notes	November 2024
$1.0 billion syndicated revolving credit facility	June 2025
$75 million 3.99% Senior Notes	January 2026
$140 million 2.83% Senior Notes	June 2027
$60 million 2.90% Senior Notes	June 2028
$100 million 2.97% Senior Notes	June 2029
$95 million 2.99% Senior Notes	June 2030
$1.0 billion 2.032% Corporate Bond	October 2030
$155 million 3.09% Senior Notes	June 2032

15.3 Year end financial liabilities by contractual maturity

The table below analyses the Group’s year end financial liabilities by contractual maturity date, including contractual interest payments and excluding the impact of netting arrangements:

	Within one	Between	Between
	year or on	one and	two and	After
	demand	two years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million
At 31 December 2020
Non-derivative financial liabilities:
Bank overdrafts and loans	12	604	326	–	942
Corporate bond	20	20	61	1,102	1,203
Trade and other payables	891	1	–	–	892
Private placement notes	311	165	623	691	1,790
Acquisition consideration	72	34	59	5	170
Derivative financial instruments:
Currency swaps/forward foreign exchange contracts – outflow	2,581	–	–	–	2,581
Currency swaps/forward foreign exchange contracts – inflow	(2,544)	–	–	–	(2,544)
	1,343	824	1,069	1,798	5,034
At 31 December 2019
Non-derivative financial liabilities:
Bank overdrafts and loans	26	553	298	–	877
Trade and other payables	941	1	1	1	944
Private placement notes	33	297	721	79	1,130
Acquisition consideration	83	63	32	10	188
Derivative financial instruments:
Currency swaps/forward foreign exchange contracts – outflow	2,331	–	–	–	2,331
Currency swaps/forward foreign exchange contracts – inflow	(2,331)	–	–	–	(2,331)
	1,083	914	1,052	90	3,139

The amounts in the tables above are undiscounted cash flows, which differ from the amounts included in the balance sheet where the underlying cash flows have been discounted.

Group financial statements continued

Notes to the Group accounts continued

15 Cash and borrowings continued

15.4 Liquidity and capital resources

The Group’s policy is to ensure that it has sufficient funding and facilities to meet foreseeable borrowing requirements.

At 31 December 2020, the Group held $1,751m (2019: $257m, 2018: $333m) in cash net of bank overdrafts. The Group had committed facilities available of $4,480m at 31 December 2020 of which $3,480m was drawn.

The principal variations in the Group’s borrowing requirements result from the timing of dividend payments, acquisitions and disposals of businesses, timing of capital expenditure and working capital fluctuations. Smith+Nephew believes that its capital expenditure needs and its working capital funding for 2021, as well as its other known or expected commitments or liabilities, can be met from its existing resources and facilities. The Group’s net debt including leases increased from $1,770m at the beginning of 2020 to $1,926m at the end of 2020, representing an overall increase of $156m.